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June 13, 2022

Stitched In: Introducing the First 5 Investments of Sweater's Cashmere Fund

EarlyBird
AFTER
GRAZA
feat
GANAS VENTURES

Category

Company

Written by

The Sweater Team

Published on

June 13, 2022

One of our mantras at Sweater is that *we're only as good as the investments we make*. We try to live up to that mantra every day with a rockstar investment team conducting thorough due diligence and research on the most promising startups out there.

The **Sweater Cashmere Fund** focuses primarily on early-stage growth startups (pre-seed through series B), but we also reserve some investment dollars for growth-stage secondaries and other VC funds with brilliant, emerging fund managers—this is part of a diversified venture investing thesis. We also make sure these investments classify as "consumer-touching," since companies that are building with lots of people in mind align with our mission to democratize venture capital and build a community where investors can have an active role in helping shape the companies that impact their lives.

As soon as the Cashmere Fund was **officially declared effective by the SEC**, we began opening it up to our waitlist and community. And as initial investments started flooding in from our Founding Members, we could finally start deploying capital to encouraging ventures.

So without further ado, allow us to introduce the first five investments of the Cashmere Fund:

- **EarlyBird** is a family wealth-building

platform allowing parents to open custodial investment accounts that can be funded with gifts and contributions from a child's entire community, even before birth. A Registered Investment Advisor focused on the youngest generation, this fintech empowers families to invest in a diverse, modern portfolio that includes traditional assets and crypto. With each contribution towards a child's future, parents, relatives and friends can also leave a legacy of love in the form of video or photo memories. We believe EarlyBird is set up well to help families lay the groundwork for a healthy financial future with accessible investing tools and financial education. We also love that EarlyBird is dedicated to breaking down traditional barriers within the financial ecosystem by driving financial literacy, empowerment and freedom for current and future generations.

- **Feat** is a direct-to-consumer apparel brand aiming to be the most comfortable and versatile athleisure wear in the world. At the intersection of comfort, versatility, and style, Feat's products are designed to be worn throughout the day, no matter your activity. They have built a name for themselves via their extremely soft proprietary fabrics and influencer collaborations. We're excited about the market potential for Feat's offerings and the powerhouse team they have assembled, all with leading high-end consumer brand experience. And they make sweaters, so o

course we love them—a Feat/Sweater sweater, now there's an idea.

- **After** is an end-of-life software experience focused on providing alternative after-life products and services such as cremation. Time sensitive end-of-life arrangements are coordinated seamlessly through the technology, servicing both bereaved families seeking immediate care of a lost loved one and for individuals pre-planning their own final arrangements. What excites us most about After is that they are pioneering a new industry for software. Consumers want a simple, inexpensive, transparent experience so that they can have peace of mind for themselves and their loved ones, and we believe After has what it takes to lead the end-of-life industry into tech.

- **Graza** is an omni-channel olive oil company that sells extra-virgin olive oils (EVOO) at prices that won't break the bank. Both products (Drizzle 500ml finishing oil and Sizzle 750 ml cooking oil) are never blended and made from single varietal Picual olives sourced from Jaen, Spain, a prosperous agricultural region. Graza comes in chef-inspired, first-to-market, proprietary squeeze bottles. We're excited about Graza because it has created a very unique, differentiated (single-source, high-quality, innovative) product in a growing consumer market. Plus, the oil is *good*,

attracting Michelin-starred restaurants, high-profile chefs, and lots of buzz.

- **Ganas** is a $10M venture capital fund investing in pre-seed and seed stage Web 2 and Web 3 community-driven startups throughout the US and Latin America. Ganas believes in creating generational wealth through community as highlighted in their thesis of investing in diverse, community-driven founders addressing large problems in growing markets. Run by an independent General Partner (solo-GP), Lolita Taub, who is building an early-stage VC boutique franchise, Ganas Ventures aligns perfectly with our own community-driven approach to venture investing. We're so excited to partner with Lolita, as she carries an impressive track record in the VC space and truly lives by what she preaches. To build a better venture ecosystem, we need Lolita, and more like her.

Stay tuned as we will be sharing further details about each of these portfolio investments soon, including their stories and why they are each such an exciting fit for Sweater and our community.

And this is only the beginning.

If you're curious to learn more about our process of finding, vetting, and investing in

groundbreaking startups, check out some of these videos:

- What is Sweater's investment strategy?
- What do we look for in companies before we invest?
- What is our investment process?

Venture capital goes public this Wednesday, June 15, 2022. If you haven't joined our community yet, join us for our public launch. Summer sweaters required.

—Jesse, Chad, Matthew, & the Sweater Team

Sweater—the Venture Capital Fund for Everyone—Announces Its First Investments

PRESS RELEASE JUN 13, 2022 10:16 MDT

BOULDER, Colo., June 13, 2022 (Newswire.com) - Sweater, the fintech company democratizing venture capital with the first VC fund for everyone, has announced its first portfolio investments for the Sweater Cashmere Fund. This announcement comes just months after the official greenlight from the SEC and days ahead of the public launch of their mobile application, coming this Wednesday, June 15, 2022.

In April, Sweater opened access to the fund to their waitlist, quickly raising millions of dollars in AUM from thousands of eager investors. This novel approach to democratizing the venture capital asset class allows everyday investors regardless of accreditation status the opportunity to add private equity to their portfolios through a fully-managed fund focused on early-stage growth startups.

"The revolution in fintech is just getting started," says Jesse Randall, Sweater co-founder and CEO. "It's not just Sweater; every financial service we interact with is being rebirthed. Ten years from now, we will hardly recognize the financial landscape and the vast new opportunities that it will afford everyone of every income level and in every location around the world."

Sweater's mission to accelerate generational wealth creation for all people through venture investing is founded in a vision to revolutionize the entire venture ecosystem through a tight-knit community that brings investors and founders closer together.

These first investments are the start of Sweater's large-portfolio strategy that aims to invest in 40-60 startups through early next year:

- EarlyBird is a family wealth-building platform allowing parents to open custodial investment accounts that can be funded with gifts and contributions from a child's entire community, even before birth. A Registered Investment Advisor focused on the youngest generation, this fintech empowers families to invest in a diverse, modern portfolio that includes traditional assets and crypto.
- Feat is a direct-to-consumer apparel brand aiming to be the most comfortable and versatile athleisure wear in the world. At the intersection of comfort, versatility, and style, Feat's products are designed to be worn throughout the day, no matter your activity. They have built a name for themselves via their extremely soft proprietary fabrics and influencer collaborations.
- After is an end-of-life software experience focused on providing alternative after-life products and services such as cremation. Time sensitive end-of-life arrangements are coordinated seamlessly through the technology, servicing both bereaved families seeking immediate care of a lost loved one and for individuals pre-planning their own final arrangements.
- Graza is an omni-channel olive oil company that produces extra-virgin olive oils (EVOO) at prices that won't break the bank. Both products (Drizzle 500ml finishing oil and Sizzle 750 ml cooking oil) are never blended and made from single varietal Picual olives sourced from Jaen, Spain, a prosperous agricultural region. Graza comes in chef-inspired, first-to-market, proprietary squeeze bottles.

- Ganas is a venture capital fund investing in pre-seed and seed stage Web 2 and Web 3 community-driven startups throughout the U.S. and Latin America. Ganas believes in creating generational wealth through community as highlighted in their thesis of investing in diverse, community-driven founders addressing large problems in growing markets. Run by an independent General Partner (solo-GP), Lolita Taub, Ganas Ventures aligns perfectly with Sweater's own community-driven approach to venture investing.

Read more about the first five investments in the Sweater Cashmere Fund's portfolio, and visit SweaterVentures.com to join the Sweater on Wednesday when their app will be available to anyone in the U.S. to download on iOS and Android and invest in the previously exclusive VC asset class.

About Sweater

Sweater is the marketing name for Sweater Industries LLC and its parent company, Sweater, Inc. Sweater was founded by Jesse Randall, Chad Lewkowski, and Matthew Klein. Randall had initially set out to start his own venture fund, after over a decade working as an entrepreneur and an analyst at an accelerator and VC fund. When he found himself locked out of venture investing by antiquated accreditation requirements, he made it his mission to open venture investing to everyone.

The Sweater mobile application gives investors direct access to one of the world's most exclusive asset classes—Venture Capital. Sweater's mission is to empower everyone to become investors in the next generation of venture-backed startups and engage directly with businesses they believe in. Through educational content and more holistic support for founders, they are weaving a new kind of venture community that brings investors and founders closer together to knit a better future. Learn more at Sweaterventures.com.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Sweater Cashmere Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and there is no assurance that the Fund will achieve its investment objective. This press release is not an offer to sell the Fund's securities and is not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted. Neither the SEC nor any state securities commission has approved or disapproved of the Fund's securities or determined if its prospectus is truthful or complete.

Media Contact

Maria Consuelo Gonima
Big Smile Co for Sweater
maria@bigsmile.co

Source: Sweater

Categories: Financial News

Tags: fintech, investing, mobile app, SEC, venture capital

June 15, 2022

The Future Starts Today: Sweater Has Officially Launched


9:41
sweater
Good afternoon, Jose!
$20,480
1,024 shares
One Time Investment
Recurring Investment
Investments
Nav History
Sweater is officially open!
The right to shape the future belongs to everyone,
and the future starts today.

Category

Company

Written by

To our Founding Members, employees, investors, friends, family and early supporters, today we celebrate the public launch of the Sweater Cashmere Fund. Just like the startur Sweater aims to invest in, we, too, are a

The Sweater Team

Published on

June 15, 2022

growing company, and it's important to take some time to let major moments sink in while in the thick of it all. Today is one of those priceless moments. Today, we celebrate each other, our milestones, and small achievements because that's what keeps pushing us forward.

Here's a little video from our team sharing more about what pushes us forward at Sweater:

A few achievements we've celebrated in our journey to this point

They said it couldn't be done. "But how will you get around the accreditation requirements?" Oh, how many times we heard this sentiment and others in a similar vein. We figured it out without changing laws or regulations, and earlier this year, the Cashmere Fund was officially declared effective by the SEC.

Grew a waitlist to over 65,000. As we were

developing the Sweater mobile app, we knew there were more people out there like us, who wanted access to the venture capital asset class—a lot more people, in fact.

Assembled the right team. Not to be cliche, but working for an early-stage startup takes a leap of faith, and we are beyond grateful to each of our Sweater "Stitches" for helping us get to where we are today. It takes belief, and we have a lot of belief on our team.

Built a thriving community. Not only do A LOT of people want the opportunity to invest in VC, but many want a seat at the table, a voice, an opportunity to influence real change and impact the future. We've built a nationwide scout network of over a hundred scouts and growing. We've forged venture partnerships with other VCs, emerging fund managers, and accelerator programs that share a similar vision—it's important that we bring them into the fold.

The Sweater community is growing. Since opening the fund to our waitlist in April, we've stitched thousands of Members into our community, raising millions in AUM. And just this week, we hosted our first *Sweater Cozy pop-up* event in NYC where hundreds of those same members showed up to meet and support founders as they pitched their ideas. This was humbling to experience.

Making those first investments. On Monday,

we announced the first 5 deals made by our rockstar investment team (you can meet them in the app). We're so excited about these first portfolio companies—they're all so unique and well-positioned in their markets.

Thanks for letting us brag a little—it's important to celebrate achievements, however big or small.

Building for the future

Access and opportunity are not intangible ideas. They can be truly experienced if given the right environment to thrive. It also takes failure, experience, empathy and learning to nurture that environment. That's the vision we're building at Sweater—a community that drives opportunity and access for more people, more investors, more founders of all backgrounds and experiences.

Our mission to create wealth-building opportunities for all people through venture investing is rooted in the vision of a better, more inclusive and equitable venture ecosystem. This is because we firmly believe that venture capital shapes the future and that the right to shape that future belongs to everyone.

Now that the app is launched we can begin scaling the product and its functionality, so it can be better tool for our vision of a tightly interwoven tapestry—a place where our

Members, portfolio companies, founders, and the larger venture community come together.

Thanks to all of you who have helped us get this far. The future starts today.

—Jesse, Chad, Matthew, & the Sweater Team

P.S. **Download the app** and join us in shaping the future of venture.



April 14, 2022



December 3, 2021

sweater

Sweater Cashmere Fund Declared Effective by SEC—Opening Venture Capital Investing to Everyone

BOULDER, CO — April 12, 2022 — Sweater, the fintech company seeking to revolutionize the venture ecosystem by opening the venture capital (VC) asset class to everyone, had the registration statement for its first fund officially declared effective by the SEC—the Sweater Cashmere Fund. Now any investor, regardless of their accreditation status, will be able to invest into a fully-managed VC fund.

The Sweater Cashmere Fund, which is available to the public, seeks to "generate long-term capital appreciation through an actively managed portfolio that provides investors with exposure to private, venture capital investments," as noted in its prospectus. "We identified a fund structure under SEC regulation that would allow us to meet our investment objectives without any loopholes, new rules, or special exemptions," said Jesse Randall, Sweater's CEO and Co-Founder of Sweater.

With the launch of their first fund, Sweater can start building their vision of a bigger, more engaged venture community—one that opens more opportunities to historically marginalized groups to participate in the venture process, be it through investing or founding the next world-changing company. On a mission to build a tight-knit community that brings investors, founders, and the companies they're building closer together, Sweater believes venture capital shapes the future and that everyone deserves the opportunity to be a part of shaping it.

Since the close of their pre-seed round in June of 2021, through the recent close of their $12 million seed round, Sweater has grown a waitlist of more than 60,000 individuals who believe in their mission. Sweater will now begin inviting those individuals to download the app to invest in the Sweater Cashmere Fund and join Sweater as Founding Members. As assets under management begin to grow, Sweater's investment team will begin deploying capital into early-stage startups that they've identified as having high growth potential.

"This moment is the equivalent of turning the lights on for the first time," said Randall. "Once you've experienced it, you can never go back. Venture is now open for anyone and everyone to participate, regardless of how wealthy you are. This is a major moment for the industry, and there is no going back."

In addition to providing access to venture capital as an asset class through the Sweater Cashmere Fund, Sweater is curating a vast library of educational content focused on the venture space—from

helping investors better understand venture investing to assisting founders in building their visions. And when it comes to helping founders, their Member community of investors provide an unprecedented network to tap into.

Randall sums it up best, saying, "Venture capital is shaping the future for all people, so everyone should be allowed to take part in the process. We believe that Sweater, built by the community, will be a vehicle to shape the future for the community."

Visit SweaterVentures.com to learn more about Sweater and join their waitlist for the opportunity to invest and join Sweater as a Founding Member.

About Sweater

Sweater is the marketing name for Sweater Industries LLC and its parent company, Sweater, Inc. Sweater was founded by Jesse Randall, Chad Lewkowski, and Matthew Klein. Randall had initially set out to start his own venture fund, after over a decade working as an entrepreneur and an analyst at an accelerator and VC fund. When he found himself locked out of venture investing by antiquated accreditation requirements, he made it his mission to open venture investing to everyone.

The Sweater mobile application gives investors direct access to one of the world's most exclusive asset classes—Venture Capital. Sweater's mission is to empower everyone to become investors in the next generation of venture-backed startups and engage directly with businesses they believe in. Through educational content and more holistic support for founders, they are weaving a new kind of venture community that brings investors and founders closer together to knit a better future. Learn more at Sweaterventures.com.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Sweater Cashmere Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and there is no assurance that the Fund will achieve its investment objective. This press release is not an offer to sell the Fund's securities and is not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted. Neither the SEC nor any state securities commission has approved or disapproved of the Fund's securities or determined if its prospectus is truthful or complete.

SWEATER—THE VENTURE CAPITAL FUND FOR EVERYONE—ANNOUNCES ITS FIRST INVESTMENTS

BOULDER, CO–June 13, 2022—Sweater, the fintech company democratizing venture capital with the first VC fund for everyone, has announced its first portfolio investments for the Sweater Cashmere Fund. This announcement comes just months after the official greenlight from the SEC and days ahead of the public launch of their mobile application, coming this Wednesday, June 15, 2022.

In April, Sweater opened access to the fund to their waitlist, quickly raising millions of dollars in AUM from thousands of eager investors. This novel approach to democratizing the venture capital asset class allows everyday investors regardless of accreditation status the opportunity to add private equity to their portfolios through a fully-managed fund focused on early-stage growth startups.

"The revolution in fintech is just getting started," says Jesse Randall, Sweater co-founder and CEO. "It's not just Sweater, every financial service we interact with is being rebirthed. Ten years from now, we will hardly recognize the financial landscape and the vast new opportunities that it will afford everyone of every income level and in every location around the world."

Sweater's mission to accelerate generational wealth creation for all people through venture investing is founded in a vision to revolutionize the entire venture ecosystem through a tight-knit community that brings investors and founders closer together.

These first investments are the start of Sweater's large-portfolio strategy that aims to invest in 40-60 startups through early next year:

- **EarlyBird** is a family wealth-building platform allowing parents to open custodial investment accounts that can be funded with gifts and contributions from a child's entire community, even before birth. A Registered Investment Advisor focused on the youngest generation, this fintech empowers families to invest in a diverse, modern portfolio that includes traditional assets and crypto.

- **Feat** is a direct-to-consumer apparel brand aiming to be the most comfortable and versatile athleisure wear in the world. At the intersection of comfort, versatility, and style, Feat's products are designed to be worn throughout the day, no matter your activity. They have built a name for themselves via their extremely soft proprietary fabrics and influencer collaborations.

- **After** is an end-of-life software experience focused on providing alternative after-life products and services such as cremation. Time sensitive end-of-life arrangements are coordinated seamlessly through the technology, servicing both bereaved families seeking immediate care of a lost loved one and for individuals pre-planning their own final arrangements.

- **Graza** is an omni-channel olive oil company that produces extra-virgin olive oils (EVOO) at prices that won't break the bank. Both products (Drizzle 500ml finishing oil and Sizzle 750 ml cooking oil) are never blended and made from single varietal Picual olives sourced from Jaen, Spain, a prosperous agricultural region. Graza comes in chef-inspired, first-to-market, proprietary squeeze bottles.

- **Ganas** is a venture capital fund investing in pre-seed and seed stage Web 2 and Web 3 community-driven startups throughout the US and Latin America. Ganas believes in creating generational wealth through community as highlighted in their thesis of investing in diverse, community-driven founders addressing large problems in growing markets. Run by an independent General Partner (solo-GP), Lolita Taub, Ganas Ventures aligns perfectly with Sweater's own community-driven approach to venture investing.

Read more about the first five investments in the Sweater Cashmere Fund's portfolio, and visit SweaterVentures.com to join the Sweater on Wednesday when their app will be available to anyone in the US to download on iOS and Android and invest in the previously exclusive VC asset class.

About Sweater

Sweater is the marketing name for Sweater Industries LLC and its parent company, Sweater, Inc. Sweater was founded by Jesse Randall, Chad Lewkowski, and Matthew Klein. Randall had initially set out to start his own venture fund, after over a decade working as an entrepreneur and an analyst at an accelerator and VC fund. When he found himself locked out of venture investing by antiquated accreditation requirements, he made it his mission to open venture investing to everyone.

The Sweater mobile application gives investors direct access to one of the world's most exclusive asset classes—Venture Capital. Sweater's mission is to empower everyone to become investors in the next generation of venture-backed startups and engage directly with businesses they believe in. Through educational content and more holistic support for

founders, they are weaving a new kind of venture community that brings investors and founders closer together to knit a better future. Learn more at Sweaterventures.com.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Sweater Cashmere Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and there is no assurance that the Fund will achieve its investment objective. This press release is not an offer to sell the Fund's securities and is not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted. Neither the SEC nor any state securities commission has approved or disapproved of the Fund's securities or determined if its prospectus is truthful or complete.

←

Sweater Ventures

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Sweater Ventures @SweaterVentures · 52m

The doors are unlocked. The time is NOW.
Venture Capital is open to the public.
Visit the site, download the app and start shaping YOUR future, TODAY.
sweaterventures.com/signup
#sweaterweather #venturecapital #launching #startup #investing #future #fintech #alternativeinvestments



SAVINGS PAYS LESS THAN THE RATE OF INFLATION
1:16 15 views
So if you're hiding money


sweater
sweater
Hey Hey,
Jesse coming to you
0:01 / 0:47

sweater_vc

From casinos to sports betting and no one bats an eye.

But if someone wants to invest in a startup, they need to be accredited.

For most American households, that means they're locked out from venture investing.

So, you can freely take your savings to a casino, but you can't invest it into promising startups.

That's why we founded Sweater—to level the playing field and open venture investing to everyone.

Equal opportunity means if you want to spend your money on gambling or investing, the power to decide should be yours.

And with the Sweater app, you can start investing in venture capital right now. You'll have to book your own flight to Vegas.

#sweaterweather #sweater #venturecapital #investing #vc #alternativeinvestments #startup #alternativeassets #privateequity

.
.
.
Investors should carefully consider the investment objectives,

32 views

9 MINUTES AGO

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Post



FUTURE OF
NTURE CAPITAL
Founders, investors, and everyday people

sweater_vc ...

sweater_vc The doors are unlocked. The time is NOW.
Venture Capital is now open to the public.
Join Sweater and our founding members as we celebrate the start of a new venture community.
Visit the site, download the app and start shaping YOUR future, TODAY.

#sweater #sweaterweather #venturecapital #launching #startup #investing #team #community #future #vc #fintech #alternativeinvestments
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.
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Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling tel:18885777987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

28m

ellintodd whats with the monkey on your back?

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28 MINUTES AGO

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GRAZA
AFTER
EarlyBird
feat
GANAS
VENTURES
sweater_vc
sweater_vc We are beyond thrilled to announce these first 5 investments stitched into the Cashmere Fund portfolio. Read the full story. (link in bio)
#venturecapital #investing #startup #sweater #sweaterweather #privateequity #alternativeassets
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Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.
Edited · 1h
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2 HOURS AGO
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Post

Sweater
11m ·

Americans lose over $100 billion every year to gambling.

From casinos to sports betting and no one bats an eye.

But if someone wants to invest in a startup, they need to be accredited.

For most American households, that means they're locked out from venture investing.

So, you can freely take your savings to a casino, but you can't invest it into promising startups.

That's why we founded Sweater—to level the playing field and open venture investing to everyone.

Equal opportunity means if you want to spend your money on gambling or investing, the power to decide should be yours.

And with the Sweater app, you can start investing in venture capital right now. You'll have to book your own flight to Vegas.

#sweaterweather #sweater #venturecapital #investing #vc #alternativeinvestments #startup #alternativeassets #privateequity

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling tel:18885777987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


sweater

Sweater

1h ·

The doors are unlocked. The time is NOW.

Venture Capital is now open to the public.

Join Sweater and our founding members as we celebrate the start of a new venture community.
Visit the site, download the app and start shaping YOUR future, TODAY.

https://www.sweaterventures.com/signup

#sweaterweather #venturecapital #launching #startup #investing #team #community #future #vc #fintech #alternativeinvestments

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


SWEATER

Sweater
6,296 followers

6,296 followers
21m •

Americans lose over $100 billion every year to gambling.

From casinos to sports betting and no one bats an eye.

But if someone wants to invest in a startup, they need to be accredited.

For most American households, that means they're locked out from venture investing.

So, you can freely take your savings to a casino, but you can't invest it into promising startups.

That's why we founded Sweater—to level the playing field and open venture investing to everyone.

Equal opportunity means if you want to spend your money on gambling or investing, the power to decide should be yours.

And with the Sweater app, you can start investing in venture capital right now. You'll have to book your own flight to Vegas.

#sweaterweather #sweater #venturecapital #investing #vc #alternativeinvestments #startup #alternativeassets #privateequity

.
.
.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling

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Sweater
6,112 followers
2h •

The doors are unlocked. The time is NOW.
Venture Capital is now open to the public.

Join Sweater and our founding members as we celebrate the start of a new venture community.

Visit the site, download the app and start shaping YOUR future, TODAY.

https://lnkd.in/esVz6mWk
#sweaterweather #venturecapital #launching #startup #investing #team #community #future #vc #fintech #alternativeinvestments
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Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.



Sweater
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6,422 followers
2w • Edited •

One of our mantras at Sweater is that we're only as good as the investments we make.

We are so excited to introduce the first five investments of the Cashmere Fund:

EarlyBird - Jordan Wexler, Caleb Frankel
Feat Clothing - Taylor Offer, Parker Burr
After.com - Wesley Eames
Graza - Andrew Benin, Allen Dushi
Ganas Ventures - Lolita Taub

These first investments are the start of Sweater's large-portfolio strategy that aims to invest in 40-60 startups through early next year.

Read more about the first five investments in the Sweater Cashmere Fund's portfolio here: https://lnkd.in/gXMsPQ9t

The Sweater app will be available to anyone in the US to download on iOS and Android and invest in the previously exclusive VC asset class.

Venture capital goes public this Wednesday, June 15, 2022. Summer Sweaters Required!

#venturecapital #investing #startup #sweater #privateequity #alternativeassets

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Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g5YuhTYG. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

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22h •

LEARN HOW THE SWEATER CASHMERE FUND IS DIFFERENT FROM EQUITY CROWDFUNDING

While Equity Crowdfunding platforms have paved the way for retail investors to get access to private company investing they fall short of providing broad market exposure to the world of venture.

With Sweater, our team of experts and venture analysts discover, vet, and invest in high-potential startups.
This allows you to spend more time learning, engaging and managing your investment subscription right from your fingertips.

Follow the link in our bio to download the app and start shaping the future today.

#venturecapital #investing #startup #sweater #privateequity #alternativeassets #sweaterweather

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


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Posted by **Garrett Bryant** • 6/14/2022 •••

Sweater
6,422 followers
2w • Edited •

We are Sweater. We believe venture capital shapes the future, and the right to shape that future belongs to everyone.

Join us tomorrow, as venture capital goes public, and we open a whole new world of venture. 🚀🚀🚀

#sweaterweather #venturecapital #launching #startup #investing #team #community #future #vc #fintech #alternativeinvestments

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Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


sweater

Sweater
6,423 followers
3w •

We love seeing the support of our vision from all of you!
We couldn't do it without our tight-knit community.

Changing anything, especially something as traditional as venture capital, is a difficult process.

We are breaking the locks off the doors and welcome all to come join us. Venture capital is going public on June 15. Stay tuned.

#venturecapital #investing #startup #sweater #privateequity #alternativeassets

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.



.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

"

What Jesse Randall and the team at Sweater have done is nothing short of amazing. They have built a path for an individual investor to diversify their portfolio in a way that has not been an option (for most)...until now.

3w • Edited •

Investing can be challenging, and venture capital can be intimidating to the everyday investor. It's our mission to take the guesswork out of it and invest your money seriously.

That's why Sweater has Cash Allred on our Investment team as Principal to find new investment opportunities, meet with founders, conduct due diligence and collaborate with the team on our strategies.

Cash has assessed and invested in high-growth companies for years—but he's not only a veteran of traditional VC strategy, he's a rockstar when it comes to revolutionizing it.

When Cash isn't working, he's adventuring with his family, cycling, or driving his classic pickup.

So glad to have a rockstar like Cash on our team.

#venturecapital #investing #startup #sweater #privateequity #alternativeassets

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Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

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2w • Edited •

Meet Chad Lewkowski, Co-Founder and Chief Investment Officer at Sweater. Chad leads the Cashmere Fund's investment team, thesis, and global strategy.

His finance background, deep love for venture, experience as a multiple-time founder, and passion to make venture more founder-friendly come together to blaze a new path for the venture ecosystem.

In his free time, Chad enjoys hanging out with his two daughters, a golden retriever, and his ever-so-patient and supportive wife.

Traveling, along with skiing, biking and hiking are their favorite activities.

#venturecapital #investing #startup #sweater #privateequity #alternativeassets
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.
Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


sweater

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3w • Edited •

We're only as good as the investments we make so it's imperative that we assemble a strong, experienced investment team.

And since we're building a whole new frontier for VC, it's important to bring on Stitches, like Cara, who are passionate about moving venture to a better place

Cara Morphew is a partner on the Sweater Investment team. She manages the team of investment analysts and principals as well as the entire investment process.

Beyond her investment experience, Cara's career has spanned the startup lifecycle - from launching her own business to driving growth at leading high-growth ventures like Uber and NetSuite.

She has an MBA from Kellogg School of Management at Northwestern University and a BBA in Finance from the University of Wisconsin-Madison.

Outside of her work as a VC, Cara enjoys downhill and water skiing, traveling to new places, a good game of cribbage, and spending time with family, friends, and her French Bulldog puppy.

#venturecapital #investing #startup #sweater #privateequity #alternativeassets

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.
.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.



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Posted by **Garrett Bryant** • 6/16/2022 •••

Sweater
6,422 followers
1w •

Maybe you saw some buzz on LinkedIn yesterday, but in case you missed it, venture capital just went public! 😜

Here's a little message from our #1 Stitch, Jesse.

Download the Sweater app today, and add venture capital to your portfolio.

The right to shape the further belongs to everyone, and the future starts today.

#sweaterweather #sweater #venturecapital #investing #vc #alternativeinvestments #startup #alternativeassets #privateequity

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling tel:18885777987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.



basically said:
If you're not wealthy, you're obviously not smart enough to understand this stuff and we need to protect you from it, but you can go to Vegas and blow all your money.

And I'm not okay with that."

Jesse joined David Paul on the Capital Stack podcast to talk about:

-The Journey as a startup
-Accreditation Guidelines
-How Sweater is structured differently
-Investment Thesis and Deal Flow
-Target Returns
-Redemptions and Managing Cash

The Venture Community has been the same for years–keeping the everyday person from having a say in their future. It's time to break the locks off and give the power to shape the future to everyone.

Be sure to check out the full episode here: https://lnkd.in/eMMrPk5A

Stay tuned...Venture Capital goes public, June 15th!

#venturecapital #investing #startup #sweater #privateequity #alternativeassets
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Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and

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Posted by Lorri Kane • 5/31/2022 •••

Sweater
6,423 followers
1mo •

Sweater's mission is to unlock the gates so Venture Capital is no longer reserved for only the super-wealthy. Everyone deserves a seat at the VC table.

If you are new to VC, or you're just getting started, our very own COO, Emma Clark has listed a few important points you should consider as you invest in Sweater:

Investing in a large portfolio of companies is important. Traditional venture funds invest in a few dozen companies. Sweater aims to invest in hundreds to help mitigate the risk-return profile.

Choosing investments takes experience, diligence, and strategy. The Sweater investment team manages the capital deployment strategy for all of our Sweater members.

VC is a long-term investing strategy. Most startups need seven to 10 years or even longer to mature and reach an exit event.

Sweater has your back. We believe the future and the right to shape the future belongs to everyone.

The waitlist is still open for a while longer for those who want access ahead of our public launch and the opportunity to invest as a founding member.

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The waitlist is still open for a while longer for those who want access ahead of our public launch and the opportunity to invest as a founding member.

#venturecapital #investing #startup #sweater #privateequity #alternativeassets

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


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2w •

We're one week out from our public launch! Join us in launching the first VC fund for everyone:
https://lnkd.in/esVz6mWk

Thanks to all our investors, early adopters, friends, family, Founding Members, and partners who've helped get us to this point.

#sweaterweather is coming June 15 and it will be here to stay.

#venturecapital #investing #startup #sweater #privateequity #alternativeassets
.
.
.
Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


Venture

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now ·

Challenges will always exist when starting a company, but the biggest challenge is committing to do it.

An economic downturn may present different challenges than the years preceding it, but there's always funding for those seeking it.

It is indeed an excellent time to be a founder or entrepreneur, and it's a great time to invest in startups.

#venturecapital #investing #startup #sweater #sweaterweather #privateequity #alternativeassets

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://lnkd.in/g87R5QN2. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


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A Message from Sweater Ventures: The Venture Capital Fund for Everyone


Your portfolio never felt cozier.
sweater

Sweater opens venture investing for everyday investors, *regardless of accreditation status.*

The venture capital ecosystem was begging for change. The majority of investors—even founders, analysts, and venture insiders—couldn't meet the requirements for most of the existing paths into venture investing, so we decided to reshape the landscape for everyone, *for you*.

With the Sweater app, you can start investing in venture capital at a low minimum investment and grow your position in the fund with automatic recurring investments. We report on the investments we make right back to you through the app.

Venture capital shapes the future, and here at Sweater, we believe the right to shape that future belongs to everyone.

Sweater VC has officially launched. Download the app.

A Message from Sweater Ventures: The Venture Capital Fund for Everyone


Invest
Learn
Grow
sweater

Sweater opens venture investing for everyday investors, *regardless of accreditation status.*

The venture capital ecosystem was begging for change. The majority of investors—even founders, analysts, and venture insiders—couldn't meet the requirements for most of the existing paths into venture investing, so we decided to reshape the landscape for everyone, *for you.*

With the Sweater app, you can start investing in venture capital at a low minimum investment and grow your position in the fund with automatic recurring investments. We report on the investments we make right back to you through the app.

Venture capital shapes the future, and here at Sweater, we believe the right to shape that future belongs to everyone.

Sweater VC has officially launched. Download the app.

A Message from Sweater Ventures: The Venture Capital Fund for Everyone


Why Sweater?

Did you know the most lucrative long-term investment strategy—venture capital—is still out of reach for the majority of investors, until now. **Today, Sweater is opening venture investing for everyday investors, *regardless of accreditation status.***

The last decade has seen a rise of retail investors keen on taking investment power into their own hands. Every year, more technology and resources allow investors (like you!) to make well-informed decisions for where their money goes and how it grows.

Venture Capital Shapes the Future and here at Sweater we believe the right to shape the future belongs to everyone.

Sweater VC officially launches today. [Download the app here](#).

A Message From Sweater


Learn
Invest
Grow
sweater

A Message from Sweater Ventures: The Venture Capital Fund for EVERYONE

For too long the venture capital asset class has been out of reach for the majority of investors…until now.

Sweater opens venture investing for everyday investors, *regardless of accreditation status.*

The venture capital space was begging for change. The majority of investors—even founders, analysts, and venture insiders—couldn't meet the requirements for most of the existing paths into venture investing, so we decided to reshape the landscape for everyone, *for you.*

With the Sweater app, you can start investing in venture capital with a low upfront investment and grow your position in the fund with automatic recurring investments. We report on the investments we make right back to you through the app.

Download Sweater **and add venture capital to your portfolio, today.**


wallstmemes 45m
That feeling when you find out you can invest in venture capital
CLICK HERE
Reply to wallstmemes...


wallstmemes 43m
With Sweater, you can invest in a fully-managed venture capital fund with just $500.
CLICK HERE
Reply to wallstmemes...


8:41
Have you always wanted to invest into Venture Capital, but couldn't because of the minimums?
Well @SWEATER_VC just launched their platform that lets anyone invest with as low as $500
Check it out 👇
CLICK HERE



8:41
Sweater is officially open! The right to shape the future belongs to everyone, and the future starts today.
9:41
sweater
Founding Member
Good afternoon, Jose!
$20,480
1,024 shares
One Time Investment
Make a one time investment
Recurring Investment
$250/bimonthly
Investments
Track all your investments
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Venture 101
Sweater's philosophy & VC investing
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Portfolio


12:48
bullishsecurities 12m
THAT FEELING WHEN YOU FIND OUT YOU CAN INVEST IN VENTURE CAPITAL
@SWEATER_VC
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12:48
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9:41
sweater
Founding Member
Good afternoon, Jose!
$20,480
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One Time Investment
Make a one time investment
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Investments
Track all your investments
Nav History
$20.00
Venture 101
Sweater's philosophy & VC investing
Sweater is officially open! The right to shape the future belongs to everyone, and the future starts today.
WITH SWEATER, YOU CAN INVEST IN A FULLY-MANAGED VENTURE CAPITAL FUND WITH JUST $500
CHECK IT OUT NOW
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Venture Capital - No Longer Just For The 1%. A fully-managed fund, we invest for you. We're keen on transparency and stewardship.


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Ever wished you could have invested in startups like Uber or Airbnb when they were just an idea? Now you can, with Sweater—the venture capital fund for everyone. Start investing in private equity and get into startups at the earliest stages.
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Sweater allows you to invest like the millionaires and billionaires. We've opened the venture capital asset class to everyday investors, so now you can invest in groundbreaking startups before they're public.
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Ever wished you could have invested in startups like Uber or Airbnb when they were just an idea? Now you can, with Sweater—the venture capital fund for everyone. Start investing in private equity and get into startups at the earliest stages.
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Sweater is the Venture Capital fund you can invest in without being a qualified investor.
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Venture Capital has always been reserved for qualified investors, Sweater opens the door to everyday investors.
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Venture Capital has always been reserved for qualified investors, Sweater opens the door to everyday investors.
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The VC Fund for Everyone
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Venture Capital has always been reserved for qualified investors, Sweater opens the door to everyday investors.
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Sweater
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Sweater is the Venture Capital fund you can invest in without being a qualified investor.
sweaterventures.com
Not Just Qualified Investors
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Sweater
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Sweater is the Venture Capital fund you can invest in without being a qualified investor.
sweaterventures.com
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Sweater
Want to build wealth like the 1%? Start investing like them. Sweater's revolutionary mobile app opens the venture capital asset class to anyone with a smartphone.
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Our mission at Sweater is to accelerate generational wealth creation by opening an asset class previously reserved for the super rich—venture capital. Download Sweater and start investing today.
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Sweater allows you to invest like the millionaires and billionaires. We've opened the venture capital asset class to everyday investors, so now you can invest in groundbreaking startups before they're public.
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Ever wished you could have invested in startups like Uber or Airbnb when they were just an idea? Now you can, with Sweater—the venture capital fund for everyone. Start investing in private equity and get into startups at the earliest stages.
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We're revolutionizing long-term investing. Now anyone can invest in venture capital, an asset class previously reserved for the super rich.
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Ever wished you could have invested in startups like Uber or Airbnb when they were just an idea? Now you can, with Sweater—the venture capital fund for everyone. Start investing in private equity and get into startups at the earliest stages.
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Sweater is the Venture Capital fund you can invest in without being a qualified investor.
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Sweater is the Venture Capital fund you can invest in without being a qualified investor.
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Start investing in venture capital, today
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Venture Capital has always been reserved for qualified investors, Sweater opens the door to everyday investors.
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Venture Capital has always been reserved for qualified investors. Sweater opens the door to everyday investors.
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before they even hit the stock market.
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Invest in early-stage startups
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Venture Capital has always been reserved for qualified investors. Sweater opens the door to everyday investors.
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before they even hit the stock market.
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Venture capital is no longer just for the 1%
sweater
before they even hit the stock market.
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Invest in early-stage startups
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Sweater
YOU can help us shape the future of venture capital
sweater
before they even hit the stock market.
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Download the Sweater app
Invest in early-stage startups
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Sweater
Venture capital is no longer just for the 1%
sweater
before they even hit the stock market.
sweaterventures.com
Start investing in venture capital, today
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Sweater
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Investing isn't what it used to be. The modern portfolio now lives in the palm of your hand and is full of alternative asset classes. Join the venture capital revolution
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INT. EXPLAINER SPACE - DAY

Jesse sits behind a desk. In the upper right there's a graphic that says "Your First Investment"

JESSE
Welcome to Sweater, And welcome to a whole new world of Venture Capital.

Your initial investment seals your membership into Sweater's growing tight-knit community. And by getting in early, you have the opportunity to make a greater impact in early-stage companies.

Venture investing can be time-consuming and complicated, if you can even get in, but Sweater changes everything. Let's get started with your first investment, after all, that's usually the best place to start.

Slide in GFX "Create Your Account"

JESSE
First you'll need to create an account on the sweater app. The Sweater app is how you will interact with Sweater, make investments, view the prospectus, and monitor the status of your portfolio.

Sweater app screen fills up the right side of the screen and slides through the various educational pieces. Sweater app slides away after that line.

GFX: Education

JESSE
Before you're able to invest, we have a few short educational pieces for you to watch.

GFX: "Knowledge" and "Confidence"

JESSE

We want you to know exactly what you're investing in and give you the confidence you need on this journey.

Sweater app screen takes up the right side of the screen

JESSE

Once you've gone through these steps, and feel confident in making your first investment, you're ready to become a member.

On the app we see the minimum investment of $500.

JESSE

Most Venture Capital funds have an entrance fee of half a million dollars, ours is a bit lower.

Someone on the app enters the amount $1,000

JESSE

At Sweater we want to empower you to Create the portfolio that works best for you. That might start with $1,000.

Someone on the app enters the amount $50,000

JESSE

That might start at $50,000, no matter Where you begin, as a member, you can invest anytime and grow your portfolio with automatic recurring investments.

App slides to the next screen where you select your bank.

JESSE

Next, you'll link your bank account.

JESSE

Your security is our top priority; that's why we've partnered with Plaid and Stripe to secure your personal information and make linking your bank account simple.

JESSE

After linking your account you'll view the Sweater Prospectus. You can review this anytime on the Sweater App. We're committed to transparency and we want you to know exactly what you're invested in and how Sweater works.

GFX: Risk

JESSE

Just like with any investment, the risk of loss is real. Sweater is a fully Managed portfolio with seasoned financial analysts threading the needle, but that doesn't mean we're bulletproof. Before you invest it's important to acknowledge the risk Associated with venture capital.

JESSE

Once you've completed these steps, you can join our tight knit community. Together we're weaving the future of venture capital.

INT. EXPLAINER SPACE - DAY

Jesse sits behind a desk. GFX in upper-right corner "Recurring Investment"

JESSE

With Sweater you can grow your position over time with simple recurring, or automatic, investments. It's like a subscription that can actually BUILD value.

ALT: It's like a subscription that can actually pay you back.

The sweater app slides in to show the initial investment slides.

JESSE

You just need to choose how much you want to invest and how often you want to invest it. Using your securely linked bank account, Sweater automatically adds to your investment at the pace you choose. It's that easy.

GFX: The Sweater app opens to "Recurring Investment" feature.

JESSE

First, select the amount, $50 or more, that you want to regularly invest.

GFX: The section where you select the amount is highlighted.

JESSE

Then, choose how often you want to invest.

GFX: The "Frequency" section is highlighted.

GFX: The Sweater app slides away and is replaced with a numbered list—1) Weekly 2) Bi-Monthly 3) Monthly

JESSE

Weekly, Bi-Monthly, and Monthly. These are the automatic investment options. You can also make one-time investments anytime you want.

GFX: Numbered lists “poofs” away

JESSE
Say you get a bonus at work or your parents finally remember your birthday. You can splurge on your future, or their retirement.

Punch in.

JESSE
You’re welcome mom.

Jesse in a comfortable pose.

JESSE
With sweater, you can deliberately weave your investment into something far more valuable than a single contribution. Your investment with Sweater is what you make of it, and recurring investments allow you to grow your portfolio at your own pace.

THE END

INT. EXPLAINER SPACE - DAY

In the top right corner there's a graphic that says "Stewardship"

JESSE

When you invest with Sweater, you put your trust in us.

GFX numbered list: Securing Investments, Acting in Best Interest, Accurate Share Price.

JESSE

We take this responsibility very seriously, from ensuring your investment is secure, to acting in your best interests, to reflecting an accurate Net Asset Value or NAV. But Stewardship doesn't stop at our members.

Cut to stock shots of founders in the Hero video. GFX: "Create Opportunities" when mentioned.

JESSE

We believe Sweater has a responsibility to our community of founders and portfolio companies to create the best opportunities for both to succeed.

JESSE

Those are not mutually exclusive, in fact, we believe members and portfolio companies create a virtuous cycle that builds success.

GFX: Invest in companies.

JESSE

With your investment, we are able to give exciting companies opportunities they otherwise would not have had.

The GFX of "Give Opportunity" points to a new step "Grow Stronger"

JESSE

As those companies take advantage of opportunities, our fund grows stronger.

Virtuous Cycle goes away GFX: "Trust" comes up.

JESSE

But all of this hinges on the trust our investors and portfolio companies put on the hands behind the wheel, or knitting needles, in Sweater's case.

JESSE

We take that responsibility seriously because what we do is only possible with the individual contribution of people just. Like. you.

JESSE

We act in our members' best interest because we've been locked out of Venture Capital investing too. It's time we all had access and we're ready for change.

JESSE

We act in our portfolio company and founders' best interests because we know what it's like to have a great idea tied to the ground by circumstance, but we also know what it's like when you have the momentum to make something happen.

JESSE

That's why every investment matters, every portfolio company matters. We will build a better world through venture capital. That starts with building a stronger venture community and environment where more ideas can thrive and more people have the opportunity to help make them a reality. That's stewardship. That's Sweater.

THE END

tINT. EXPLAINER SPACE - DAY
Jesse pours a tall glass of water from an interesting carafe. He takes a drink.

GFX: image to the right of Jesse says "Liquidity"

JESSE
You might have financial assets worth different amounts of money. But not all of your assets are liquid. Liquidity simply refers to how accessible that value is at any given time.

In Venture Capital, your money is being invested into companies that take 5-10 years or longer to mature and return your money. In the meantime, your money is locked up. That makes it illiquid. These long time frames can be hard to wait for, especially if an important life event comes up.

GFX: SEC logo. "Every 6 Months"

JESSE
This is why Sweater worked with the SEC to offer redemption windows every 6 months. It's designed for emergency use for those unpredictable life events that can happen.

Pie chart labeled "Sweater Fund," a small piece opens to show 5% of the fund.

JESSE
Here's how it works. Every 6 months during a redemption window, 5% of Sweater's total fund value is up for repurchase. At this time you can withdraw funds at the current NAV as Sweater repurchases shares from you.

GFX: Redemption Window

GFX: 5% of X is Y, as Jesse Says "100 Million" and "5 Million" X and Y get swapped out for the number values.

JESSE

So, say Sweater has 100 Million in the fund. That means during the Redemption Window Sweater is committing to repurchase up to 5 million

GFX: 5 Million.

JESSE

This means in total, Sweater members could withdraw funds up to 5 million.

JESSE

But Let's say requests go to 10 Million.

GFX: 10 Million. The pie chart expands to show 10% of the pie taken up, it flashes red.

JESSE

Since the requests double the authorized redemptions, members would receive half of their original request, so the total requests would still equal 5%.

Pie chart slice shrinks back down to 5%.

JESSE

In the future, members would have the opportunity to make new requests at the next redemption window in six months.

Pie chart goes away.

JESSE

We created these liquidity events for emergency situations. Sweater is not your stock trading account.

GFX: 1) Long Term Mindset.

JESSE

To feel comfortable with investing in the VC asset class, we invite you to consider the following: Have a long

term mindset, venture backed companies need 5-10 years to show growth. You're going to see the best results if you have a long term mindset and the patience to see your investment pay off. That's what the big VC's do, and that's what we recommend.

GFX: 2) Risk Acknowledgement.

JESSE

There are inherent risks in all types of investing. Acknowledge the risk of venture capital. We invest long-term on promising start-ups that we believe will grow big. However, we never recommend investing money you can't afford to lose.

The Liquidity GFX from the beginning pops up again.

JESSE

With Sweater, we've helped mitigate your risk with unique redemption windows. This kind of liquidity doesn't exist in any other venture capital. We built emergency liquidity into Sweater because we understand unexpected situations may arise and above all, we are invested in your best interest.

THE END

1 INT. BOARD ROOM - DAY

Modern, clear windowed boardroom, blue tones. A bunch of wealthy men sit around the boardroom table. TERRENCE, (60) Robert Redford vibes, stands in front of them all.

TERRENCE
We just made more money!

Party music starts pumping. Terrence throws a ton of money into the air.

MONTAGE:

-CHAD (25, Lax bro in a traditional suit with sleeves rolled up) juggles wads of cash on fire.

-RUPERT (70, Roger Ailes vibes, wearing suspenders with red tie) chomps on a turkey leg.

-LUCILLE (65), lucille bluth vibes, power blazer with business skirt, sprays champagne.

- A MONKEY in a tie throws a dart at a wall of options including: INVEST, BURN RAINFOREST, CRUSH IT, FYRE FESTIVAL II.

-TERRENCE rides JESSE like a donkey.

NARRATOR
THIS IS VENTURE CAPITAL.
Rich people getting richer.

Freeze frame.

NARRATOR
And this is Jesse.

Digital zoom in on Jesse. He looks up into the camera with a humiliated stare.

2 INT. BOARD ROOM / WAR ROOM - DAY

Jesse presents data in front of a presentation on a TV screen of complicated graphs and charts. There's papers taped to the TV and graphs. He holds a thick clipboard.

NARRATOR
Jesse knew a lot about investing.

Terrence and Rupert look confused.

NARRATOR
He helped VC firms turn money into more money, a lot more money.

Seeing their confusion, Jesse rolls a whiteboard in front of the screens, with "$--->$$$" written on it. points from the "$" to the "$$$". Terrence and Rupert high five, the monkey jumps up and down.

NARRATOR
Jesse helped these guys by finding promising startup companies that were about to explode.

3 MONTAGE - JESSE MEETS WITH STARTUPS

A series of shots of Jesse meeting with a diverse group of promising startups. He wears a suit and looks a bit tired.

- 3a Jesse shakes hand with some computer programmers working in KILN.
- 3b He meets with PILLOW CUBE in the sleep lab: someone on a bed, testing out the pillow, trying different versions.
- 3c He shakes hands with someone working next to a RECYCLING sign.

NARRATOR
And even though he was finding the companies, he wasn't allowed to invest.

4 INT. BOARD ROOM / WAR ROOM - DAY

Cut back to the old men, this time shaking their heads.

NARRATOR
That's because before a company goes public, venture capital is reserved for "Qualified Investors" ALT: "Accredited Investors."

The Monkey does air-quotes over the graphic **"QUALIFIED INVESTORS"**. (ALT: If monkey air quote performance is weak, then an investor will hand the monkey a little trophy that says "Qualified Investor" and the monkey will smile and jump up and down).

NARRATOR
That means people with -

4A GENERATIONAL WEALTH - LOCATION TBD

An old man, Terence, and a girl all sit together dressed in the same suits.

NARRATOR
Generational wealth.

All three do a synchronized dab.

NARRATOR
And Ivy League connections.

4B LACROSSE FIGHT - LOCATION TBD

Whip pan to Chad and another D-bag, both with Macklemore haircuts and sweater-vests fighting with lacrosse sticks.

5 INT. BOARD ROOM HALLWAY - DAY

The door to the boardroom is open, Jesse is just outside in the hallway, the door shuts on Jesse's face.

NARRATOR
Everyone else was shut out.

Jesse walks down a long hall of shut doors - behind the glass, we see the VC's partying. He takes off his tie and throws it down.

NARRATOR
And these days, companies are staying private longer than ever - meaning the real money is all made on the front end
That wouldn't do for Jesse.

Jesse walks away, he sees through a window another VC and makes eye contact with another analyst, TOBIAS being ridden like a donkey. We pull wide to see ANNIE, another analyst. VC investors are eating appetizers off a plate that is strapped to her head.

NARRATOR
There was money to be made and a system to be changed.
That's why he made...

6 INT. MODERN 'DOWN TO EARTH' OFFICE - DAY

Warm, autumn theme. Feels more human, less corporate. Quirky art, throw rugs, inviting.

CU of Sweater being put on, with the Sweater Logo on it. We freezeframe on the logo.

NARRATOR

Sweater.

Unfreeze: Jesse's head pops out of the sweater - he was the one pulling it on. Behind him Tobias and Annie also don sweaters.

NARRATOR

A way for everyone to invest in Venture Capital.

Jesse stands over a large sweater (on the table). The sweater has a thread running through it that spells out "2,000,000."(a song that sounds a lot like Weezer's "undone" starts playing). Jesse stares at the sweater, scratches his head.

NARRATOR

Sweater reduces the buy-in of Venture Capital which is typically millions...

Close up on the "2,000,000": in STOP ANIMATION Jesse pulls on the thread which takes off the last three zeros on "2,000,000" to make it "2,000." Jesse smiles and nods his head.

NARRATOR

...To something more realistic.
How?

7 INT. DOCTOR'S OFFICE - DAY

A DOCTOR pulls out her phone. She sees the Sweater app on it, presses the app, curious. When she presses that app, a BALL OF YARN pops out, rolls across her desk.

NARRATOR

The Sweater app allows you to invest what you can -

8 INT. FRY COOK KITCHEN - DAY

The yarn ball BOUNCES across an ARMENIAN FRY COOK JOE'S pan. He catches it in the pan, tosses it onwards.

NARRATOR
-when you can -

9 INT. LAWYER'S OFFICE - DAY
The yarn rolls across a LAWYER'S keyboard. They are on Sweaterventures.com.

NARRATOR
-and get a stab at exciting venture opportunities. Because together, all our threads make enough money to compete with the big guys.

10 SPLIT SCREEN
Doctor, Fry Cook, and Lawyer all look pleased on their phones/laptop. A line of yarn from each leads us to…

NARRATOR
Go to Sweaterventures.com and even you can become a qualified investor.

WIPE UP

11 INT. MODERN 'DOWN TO EARTH' OFFICE - DAY

All of the threads go back to the sweater on the table, which says "$2,000,000,000" with rainbow threads in the lettering set on a light orange sweater.

Jesse, Tobias, and Annie are the ones knitting it all together.

NARRATOR
Now you might be wondering "where does my money actually go?"

12 MONTAGE - SWEATER TEAM MEETS WITH STARTUPS

Series of Jesse, Tobias, and Annie meeting with startups. Now they're wearing Sweater sweaters and look much happier, giving advice to the startups, being friendly. They hand out Sweater sweaters to them.

-12a Pillow Cube offices

-12b Programmers working at "We Work"

-12c Startup with Recycling for some reason.

NARRATOR
Sweater's team of analysts invests your money in a carefully curated portfolio of smart startups that haven't gone public yet.

13 INT. DOCTOR'S OFFICE - DAY

A DING notification on the Doctor's phone. She pulls out her phone.

NARRATOR
And they keep you involved in their investment decisions, so you get a front row seat to the process.

14 INT. BOARD ROOM - DAY

Manila folders get tossed on the table, each filled with papers and a couple of loose dollar bills. The folders have 'fake' but still recognizable logos for AirBnB, Facebook, Google, Uber etc.

NARRATOR
You see, *before* Sweater, Venture Capital firms were the only ones who could invest in the billion dollar unicorns LONG BEFORE average Joe.

15 INT. FRY COOK KITCHEN - DAY
Cut to Fry Cook Joe, looks up from his phone.

FRY COOK JOE
I want a unicorn.

16 INT. BOARD ROOM - DAY

Each of the folders gets snatched away.

NARRATOR
Meaning you would've already lost out on your opportunity for the big money.

17 INT. BOARD ROOM - DAY

Rupert sleeps on an improvised bed of money (table).

NARRATOR

You might've heard Venture Capitalism is risky and only for people who are sleeping on a ton of cash.

Rupert wipes his dribble with a wad of cash.

NARRATOR

But a recent study by the National Bureau of Economic Research found that 50% of VC managers outperform public markets.

The monkey smiles in a Sweater VC Sweater using a pointer to point to a whiteboard that says "50% Outperform Public Markets." Monkey jumps up and down excitedly.

18 INT. DOCTOR /FRY COOK KITCHEN/LAWYER'S OFFICE - DAY

Split view into thirds - back to our hero three investors. They're now wearing Sweater sweaters.

NARRATOR

The investing world used to be split into two separate arenas. But no longer. Sweater makes it so you can see your investment making a difference in the lives of entrepreneurs..and in your life too.

They CLICK on their phones and a knitted dollar sign pops up from each of them. The 3 separate dollar signs slide together to form "$$$". The split screen comes back and each of them now have "$$$".

19 INT. BOARD ROOM - DAY

Terrence sleeps in an office chair nearby with a happy birthday paper hat on. Rupert is passed out on the money bed (table).

NARRATOR

So if you're too busy, confused or lost too much faith in traditional investing…

They wake up and find that the Sweater team is holding their own party in their board room! Jesse, Tobias, and Annie in Sweater sweaters, as well as the startup companies and the doctor, fry cook, and lawyer too. Oh, and the monkey.

NARRATOR

...download the free Sweater app today, join our tight knit community, and start investing in minutes.

The room is noticeably brighter. Ideas posted on the walls. The Sweater family takes their seats around the table. They are all shaking hands and patting each other on the back.

Rupert and Terrence are dumbfounded. The Sweater crew carries on their work unfazed.

NARRATOR

Go to Sweaterventures.com. We can only change the world if we are all invested.

THE END

INT. BOARD ROOM - DAY

Modern, clear windowed boardroom, blue tones. A bunch of wealthy men sit around the boardroom table. TERRENCE, (60) Robert Redford vibes, stands in front of them all. Party music starts pumping. Terrence throws a ton of money into the air.

NARRATOR

This is venture capital. Rich people getting richer.

-TERRENCE rides JESSE like a donkey. Freeze frame.

NARRATOR

And this is Jesse.

Digital zoom in on Jesse. He looks up into the camera with a humiliated stare.

INT. BOARD ROOM - DAY

Jesse stands in front of a war room of digital screens full of data, papers and notes all over. Jesse rolls a whiteboard in front of the screens, with "$--->$$$" written on it. points from the "$" to the "$$$".

NARRATOR
Jesse showed venture capitalists how to turn money into more money, but now he wants to work for you. That's why he made...

INT. TEXTILE MILL - DAY

CU Sweater passing by camera with the sweater logo on top freeze frame.

NARRATOR
Sweater.

Jesse's head pops out of the sweater.

NARRATOR
A way for everyone to invest in Venture Capital.

MONTAGE - SWEATER TEAM MEETS WITH STARTUPS

Series of Jesse, Tobias, and Annie meeting with startups. Now they're wearing Sweater sweaters and look much happier, giving advice to the startups, being friendly. They hand out Sweater sweaters to them.

-a Pillow Cube offices

-b Programmers working at "We Work"

-c Startup with Recycling for some reason.

NARRATOR
Sweater's team of analysts invests your money in a carefully curated portfolio of smart startups that haven't gone public yet.

The sweater has a thread that says "2,000,000."

NARRATOR
And Sweater reduces the typical buy-in of Venture Capital.

Close up on the "2,000,000" Jesse pulls on the thread which takes off the last three zeros on "2,000,000" to make it "2,000."

NARRATOR
To something more realistic.

INT. NEXT DOOR CONFERENCE ROOM - DAY

The room is noticeably brighter than the Rich Guy board room. Ideas posted on the walls. The Sweater family takes their seats around the table, with Jesse at the head. They are all shaking hands and patting each other on the back.

NARRATOR
Enter your email today to be the first to join this tight knit community./

Enter your email today to be the first to invest in Sweater.

Be the first to find out about this tight knit community. Just give us your email to be in the first round of investors.

1 INT. SWEATER PARTY - DAY

A camera flies around the room full of beautiful and interesting people having a good time. The camera ramps down to slow motion on several characters.

NARRATOR
This is a sweater party.

The music builds. We pause on VC RICHARD in a patagonia vest, with a *monkey* in a patagonia vest.

The camera swoops to ERIC showing off his new app connected to house plants.

We swoop past some well-dressed *fashionable people* (INVESTORS) having a good time.

We land on JESSE in his Sweater sweater -- he pops a glitter bomb, speed ramps down slow motion. Music goes almost silent.

NARRATOR
This is the future of venture capital.
ALT: The future of venture capital.

MUSIC UP FULL. This party looks fun (but not overwhelming).

NARRATOR
Founders, investors, and everyday people coming together to make something new. Venture capital used to be a private party-

CU of fancy script font sign that reads "Reserved For a Private Event." Monkey tosses the sign.

NARRATOR
- but not anymore.

2 INT. BEDROOM - DAY

DUNCAN (35) average everyday guy stuffs his money under his mattress.

NARRATOR
And this is you. And you are…

DUNCAN
Stuffing my money under the mattress.

NARRATOR
No. Ya don't. Ya, just don't.

DUNCAN

-What should I do with it, put it in a bank?

GFX: Savings Pays Less Than the rate of inflation

NARRATOR

That's basically the same thing. Savings pays less than the rate of inflation. So, if you're hiding money, you're losing money.

ALT: That's basically the same thing. Savings can pay less than the rate of inflation. So, if you're hiding money, you're losing money.

DUNCAN

Dang. What about the Stock market? Crypto? People do those, right?

NARRATOR

Those ships have either sailed, or they are sinking… and floating again, and sinking.

DUNCAN

What does NFT even stand for?

NARRATOR

(GFX) NO-FREAKING-THANKS

3 INT. CAFE - DAY

Duncan's 'FRIEND' in business casual, meets him for lunch. Duncan's eyes glaze over.

NARRATOR

You do have that friend from high school, who's selling insurance and "financial advice", and wants to meet you for lunch.

Duncan buries his head into his cappuccino.

DUNCAN

No freakin' thanks!

A sweater is thrown to him off screen.

NARRATOR

Why don't you try on Sweater?

Duncan holds up the sweater, jump-cut: He's in the sweater.

4 INT. EXCITING START UP - DAY

Duncan is *jumped* into this situation, along with his cafe chair. PEOPLE working all around him.

NARRATOR
Sweater combines your investment power with other investors-

Two other sweater-wearing INVESTORS (fashionable people from before) pop beside Duncan.

NARRATOR
-to fuel promising young start-ups before they even hit the stock market.

Shots of start-up people working (STOCK FOOTAGE)

NARRATOR
And as their big ideas become big companies. Your investment grows with them.

This is called venture capital, and it used to only be accessible to the super rich-
Like this guy.

CUT TO:

5 INT. SWEATER PARTY - DAY

Richard is raising the roof with the monkey.

NARRATOR
But now Sweater's giving that power to you.

Duncan pops into the scene. He holds up his phone and installs the app.

NARRATOR
And with regular folks like you invested in Venture Capital, it has more power to change the world for regular folks. Just. Like. You.

Richard sees what's going on. The monkey jumps over to Jesse's shoulder. POP the monkey gets a Sweater sweater.

Richard installs the app.

RICHARD
Hey if you can't beat 'em...

POP he gets a Sweater sweater.

NARRATOR
Choose how much you want to initially invest.

CU Richard sets his initial investment to $15,000. A CU of Duncan adjusting his investment takes up half the screen next to Richard. He sets his initial investment to $2,000.

NARRATOR
And then make smaller monthly investments to grow your share's worth.

CU over Duncan's shoulder, adjusting his monthly payment on the app.

CUT TO:

6 INT. SWEATER HQ (or similar)

SWEATER SCOUTS search on a laptop, and write on a whiteboard. Giant screens show data.

NARRATOR
Our team of analysts and scouts do the footwork of finding companies, measuring their success, and investing in long term growth.

And you can watch it all from the app.

A hand holds a phone, we see the home screen of the app showing the value of the NAV go up.

7 INT. SWEATER PARTY - DAY

Zoom out from the app to see Duncan holding his phone. Jesse and crew are hanging out at the party *all in sweater attire*.

NARRATOR
So stop waiting, join the party.

Duncan approaches Jesse, Rich, and the monkey.

NARRATOR
We can only change the world if we are all invested.

The monkey gives Duncan a high five or low five.

NARRATOR
Download the Sweater app and start investing in your future, today.

THE END

TikTok 2 - 90 sec version.mov

This is Ri with Wall Street confessions. I am at Sweaters cozy event a lot of founders were pitching earlier. Yeah it's going can be really dope. Jesse looks like one of my college professors who people stay after class for him like actively talk to. So I'm trying to talk to Jesse, the CEO of Sweater. There's a lock on the door and the leading VC guy is in there. Visual representation of what it's like to get into VC as a woman. Please step into my office. All right. Are we. Are we rolling? I was told to ask how you found out about Sweater. Obviously can't do that because kind of started the whole thing. So what inspired you to like start Sweater. In a in a past life when I came out of grad school, I worked for an accelerator that raised a VC fund and they ultimately kind of like tied their shoelaces together and sort of like tripped all over themselves when they hit the market. I watched that happen after I left and I was like, I could do a better job than that. And then I immediately found out that I wouldn't be allowed to invest in my own venture fund. And I was like, Wait a minute, I'm the guy running the fund. How can I not invest in my own fund? And I, you know, I knew about the accreditation laws, but I'd never been the one locked out of something meaningful before. The justification for it was from way back in the 1930s, and it basically says, if you're not wealthy, then you're probably not smart enough to understand this really complicated stuff and we need to protect you. To me, it just came off as so condescending. That's what lit the fire under me. So what I'm hearing is you didn't want to take a Series 65. Okay. Thank you, Jesse. You should all get into VC investing. Heck, yeah. Thanks.

TikTok 1.mov

I feel like I'm doing 72 questions with Vogue, but my name is Ri. I started Wall Street Confessions and I am walking up to random people and asking them questions about Sweater. Speaking of Sweater, we're out there cozy event. And yeah, we're just going to talk to some people. Hi, my name is Ri. I'm going to kneel. Sounds probably better. Yeah, actually, I'm proposing that you invest in sweater. So how did you find out about sweater? I was, like, looking up, like, venture capital and all that stuff, and, like, oh, and I was like, okay, like, for regular people like me. Like, like I would like to be able to invest. Well, thank you so much. Sorry I just accosted you. This is a microphone. Oh, I'm really bad at holding it. Ben's been giving me direction the whole time. I'm no idea what I'm doing. If I was just, like, doing this to people without a mic, I would be concerned. So how did you find out about sweater? So I had a friend who I think is either an investor who's heard of you guys. They forwarded it to me and said, Hannah, you should probably practice pitching. Okay, very cool. If you had to choose between investing in Adam Newman or Peter Thiel, who would it be and why? I would rather keep my money and buy ice cream with it. Okay, that would be a lot of ice cream. I really like ice cream. Is there any advice you have to like up and coming founders? Yeah, you're going to hit the wall a lot of times, but sometimes you're going to find the gap and you'll be able to run it down for a touchdown.

Do you have a solution for world peace right now? Yeah. Everybody should just talk and sit down. Sometimes it just it just works. If you if everyone can communicate well. Okay. Why is Paris Hilton better than Kris Jenner as far as business goes? Because she's in a lot of different verticals and she's done all of them successfully. That's fair. But Kris Jenner made like five girls famous off of Kim doing stuff. Does anybody really care, though? I write think pieces on the keeping up with the Kardashian subreddit. I do so I care. That's what I'm talking about. If Paris Hilton started an investment bank tomorrow, would you short it? Phil, what do you do? I work in Investment Banking. Oh, my God. You guys just did the thing with Brody Jenner. Sure. How did that happen? I don't know what you're saying. So Paris follows me on Twitter. I'm going to send her this. Do you have anything you want to say to Paris Hilton? Uh just keep doing you. There you have it. sweater that was with Feat. A company that we are investing in. Can someone on the team get me Brody Jenner's number? Ben, can we do that? It's a no. I'm going to ask Jesse. Okay. All right. Well, thanks for being a good sport. Thank you.

Short Sleeve: Alternative Investing Classes Transcript - June 10th, 2022

Do you own any stocks? You might want to hear this. Last year, the S&P 500 was trading at more than 21 times the forecasted earnings of the companies in its index, meaning you could be overpaying. So what can you do? Right now, you can download apps that allow you, the everyday investor, to access asset classes that used to be reserved for the super wealthy. The modern portfolio now includes commercial real estate, art, hedge funds, wine and even farmland. These alternative assets are a great way to diversify and help mitigate the risk of only investing in public markets. And now the most exclusive alt, venture capital, is open to you. With the Sweater app, you can now add private equity and early stage startups to your portfolio by investing in a fully managed venture capital fund. Join our community and learn more.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Launch Day Video Transcript - June 16 2022

"Hey, today's launch day. It's been four years in the making. Can't wait to actually get this in your hands for anyone and everyone to be able to download and invest in the venture capital asset class. Our whole objective is to just provide everyone the same chance to invest the same as the wealthy. We announced some of our first investments earlier this week. You can get a feel for the types of companies we're investing in, and now it's all up to you to decide if sweater is something that you want to put in your personal portfolio. Welcome to the family."

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

IG Reel Short cut.mov

I feel like I'm doing 72 questions with Vogue, but my name is Ri. I started Wall Street Confessions and I am walking up to random people and asking them questions about Sweater. And yeah, we're just going to talk to some people. Hi, my name is Ri. I'm going to kneel. That's probably better. Yeah, actually, I'm proposing that you invest in Sweater. If you have to choose between investing in Adam Neumann or Peter Thiel who would it be and why? I would rather keep my money and buy ice cream with it. Okay. That would be a lot of ice cream. I really like ice cream. Do you have a solution for world peace right now? Yeah. Everybody should just talk and sit down. Sometimes it just works if everyone can communicate well. Okay. Why is Paris Hilton better than Kris Jenner As far as business goes? Does anybody really care, though? I write think pieces on the keeping up with the Kardashian subreddit. I do. So I care. That's what I'm talking about

export_1656518867576.MOV

Hey, today's launch day. It's been four years in the making. Can't wait to actually get this in your hands for anyone and everyone to be able to download and invest in the venture capital asset class. Our whole objective is to just provide everyone the same chance to invest the same as the wealthy. We announced some of our first investments earlier this week. You can get a feel for the types of companies we're investing in, and now it's all up to you to decide if sweater is something that you want to put in your personal portfolio. Welcome to the family.

Casino V2 4x5.mp4

Hey Hey, Jesse coming to you from beautiful Las Vegas right now. I was reviewing some stats this morning and saw that Americans lose over $100 billion a year in casinos, sports, gambling and other areas of betting. It's really kind of insane to think that the government allows us to do anything that we want when it comes to betting and casinos and we can lose all of our money flying to Vegas for a weekend, lose 20 grand, but we're not allowed to actually invest in startups or put money into hedge funds or invest in commercial real estate at scale. So for us all we really want it's Sweater is to provide equal opportunity for all of us to be able to invest our money where we want it, whether it's in betting and gambling, and casinos, or we put it into a startup that we have high conviction in.

Casino SHORT 9x16.mov

I was reviewing some stats this morning and saw that Americans lose over $100 billion a year in casinos, sports, gambling and other areas of betting. It's really kind of insane to think that the government allows us to do anything that we want when it comes to betting and casinos and we can lose all of our money flying to Vegas for a weekend and lose 20 grand. But we're not allowed to actually invest in startups or put money into hedge funds or invest in commercial real estate at scale. So for us, all we really want at Sweater is to provide equal opportunity for all of us to be able to invest our money where we want it, whether it's in betting and gambling casinos, or we put it into a startup that we have high conviction in.

Jesse Randall Waitlist Conversion 01

FULL LENGTH

Hey everyone! I'm so excited to tell you that we are about to send you your access codes. It has been a long time coming. Some of you have been on this waitlist since early last year, and we are in process right now of organizing all that. We got SEC approval a month ago. We've had hundreds of people set up accounts. We have over seven figures in the fund. We've got deals that we're actively looking at that we're ready to write checks into. And now it's going to be your turn to actually set up your accounts. So keep an eye out. We're going to assign you a date where you get your code and you can download the app and join us. I'm so excited to show you what we've built.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

30s

Hey everyone! I'm so excited to tell you that we are about to send you your access codes. It has been a long time coming. Some of you have been on this waitlist since early last year. We got SEC approval a month ago. We've had hundreds of people set up accounts. We have over seven figures in the fund. We've got deals that we're actively looking at that we're ready to write checks into. And now it's going to be your turn to actually set up your accounts. So keep an eye out. We're going to assign you a date where you get your code and you can download the app and join us. I'm so excited to show you what we've built.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

15s

I'm so excited to tell you that we are about to send you your access codes. We got SEC approval a month ago. And now it's going to be your turn to actually set up your accounts. We're going to assign you a date where you get your code and you can download the app and join us. I'm so excited to show you what we've built.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Jesse Randall Waitlist Conversion 03

FULL LENGTH

Okay, by now you should have actually received your access code. That means you can go to the App Store, download the app, and use that access code to actually get into the app so you can set up your account. It's easy peasy once you actually get inside. You'll do two-factor authentication to authenticate who you are. You'll go through a process of identifying a lot of disclosures that we give you so you understand how the fund works, and then you'll actually connect your account through a system called Plaid that connects over 10,000 bank accounts securely from around the world. And then you'll be able to go through and actually complete your investment and join the community as a Founding Member. So excited to have you in. You've been waiting a long time for this and I am stoked to have you be a part of this community officially. Officially!

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

30s

Okay, by now you should have actually received your access code. That means you can go to the App Store, download the app, and use that access code to actually get into the app so you can set up your account. You'll go through a process of identifying a lot of disclosures that we give you so you understand how the fund works, and then you'll actually connect your account through a system called Plaid that connects over 10,000 bank accounts securely from around the world. And then you'll be able to go through and actually complete your investment and join the community as a Founding Member.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

15s

Okay, by now you should have actually received your access code. That means you can go to the App Store, download the app, and use that access code to actually get into the app so you can set up your account. And then you'll be able to go through and actually complete your investment and join the community as a Founding Member.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Jesse Randall Waitlist Conversion 03

FULL LENGTH

Congratulations on downloading the app and joining our community. It's incredible that you're here with us. You are now officially a Founding Member and from here on out, we hope to spoil the heck out of you now and in the future for being a part of this incredible community. You know, all of us, I believe for a long time that we each should have the right to shape the future that we all partake in. And this is the very beginning of it. We have so many exciting things planned beyond just making investments, and being a Founding Member is going to be an integral part in how we build this in the future. So thank you! Wouldn't be here without you. And buckle up for an exciting ride.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

30s

Congratulations on downloading the app and joining our community. You are now officially a Founding Member and from here on out, we hope to spoil the heck out of you now and in the future for being a part of this incredible community. We each should have the right to shape the future that we all partake in. And this is the very beginning of it. We have so many exciting things planned beyond just making investments, and being a Founding Member is going to be an integral part in how we build this in the future. So thank you!

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

15s

Congratulations on downloading the app and joining our community. You are now officially a Founding Member. We each should have the right to shape the future that we all partake in. And this is the very beginning of it. Wouldn't be here without you. And buckle up for an exciting ride.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Meet the Team: Cara Morphew

I'm Cara Morphew, a partner on the Sweater Investment team.

I manage our team of investment analysts and principals as well as the entire investment process. This includes the sourcing and diligence of all Sweater investment opportunities.

I also spend time developing key co-investing partnerships with other VCs that align with our mission and can enhance Sweater's deal flow.

Before joining Sweater, I was an investor at Chicago Ventures and Selwyn Ventures—both early-stage VC firms focused on investing in strong founders driving innovation through technology.

I've spent the last decade in technology operations, including the launch and growth at Uber and NetSuite. I know the startup lifecycle and I understand the variety of challenges in front of founders at every stage.

I'm passionate about helping founders bring their vision to life and thrilled to give retail investors a chance to be a part of the journey. I believe everyone should have a seat at the VC table.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Meet the Team: Cash Allred

I'm Cash Allred, and I'm a Principal on the Sweater Investment team

My role at Sweater is focused on supporting the investment team every step of the way. This includes finding new investment opportunities, meeting with founders, conducting due diligence, and collaborating with our team on investment strategies.

Prior to joining Sweater, I spent three years at a tech-enabled impact fund, focused on early-stage companies with social or environmental impact. I am able to draw on both a financial and technical background, with time spent at other investment firms and a unicorn tech startup.

I believe that everyone should have the same opportunity that I have had to learn from and support the entrepreneurs building our future. That's why it's our mission to build a thriving venture community that brings investors and entrepreneurs together in a way that has never been done before.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Meet the Team: Chad Lewkowski

I'm Chad Lewkowski, Co-Founder and Chief Investment Officer at Sweater.

As CIO, I oversee our investment team, capital deployment strategy, and fund operations for the Sweater Cashmere Fund.

I work closely with our investment team to source, manage, and monitor all of the Sweater Cashmere fund investments.

The Cashmere fund focuses on a consumer-touching thesis, which allows our team to invest across a wide variety of exciting verticals at the intersection of consumers and technology. It's my pleasure to be a steward of the capital on behalf of our Sweater members and to invest in the best and brightest founders.

My passion for early stage investing started about a decade ago when I had the opportunity to make my first investment in a venture backed company. It was an opportunity that I learned about while still working at Citigroup's Investment Banking arm. Since then, I have made several more investments in promising founders, created and managed my own investment syndicate, and Co- Founded Neat Capital, a venture backed mortgage fintech company that continues to experience high-growth.

Here at Sweater we are on a mission to democratize the entire venture ecosystem by sewing a tight-knit community that brings investors, founders, and the companies they're building closer together.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Venture 101 - Investing in Venture Capital for the First Time

Venture capital, or VC for short, is a form of private equity that finances companies like Uber, Airbnb, Amazon and other scaling technology businesses when they are just starting out. Venture capital is usually the first financing for these types of companies. This is called early-stage investing.

And until very recently, this type of investing was a playground reserved for only the super wealthy.

So if this is your first time investing in VC or you are just getting started, here are a few things you should know.

First, let's discuss Power Laws. Investing in a large portfolio of companies is important to a sound venture investing strategy. This is because a large number of startups will fail.

However, the companies that succeed have outsized returns that more than cover all the other losses. Just one amazing company can cover a dozen failed companies. While this makes venture capital inherently risky, it also provides enormous opportunity.

Traditional venture funds aim for a few dozen companies in their portfolio. At Sweater, we will invest into hundreds of companies.

Choosing investments takes experience, diligence, and strategy. That's why we take a fully-managed approach. The Sweater investment team manages the capital deployment strategy for all of our Sweater members.

Once an investment is made, growth at this level of scale takes time. VC is a long term investing strategy. Most startups need 7 to 10 years, or even longer, to mature and reach an exit event. An exit event is when a company sells or changes in control, signaling the 'exiting' of ownership. This shift is also known as a liquidity event. Most notably is the IPO, or Initial Public Offering. But most companies in the VC space actually exit via a merger or acquisition with a strategic buyer.

So if you're just getting started and investing into VC for the first time with Sweater, position us as part of your long-term strategy. We've got your back by investing into hundreds of startups, which mitigates some of the risks and diversifies your private market exposure.

We believe VC investing can shape the future, and the right to shape the future belongs to everyone.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Venture 101: How is Sweater Different From Equity Crowdfunding

We get a lot of people asking us if Sweater is equity crowdfunding. The short answer is "No."

Equity crowdfunding is a relatively new phenomenon that came about after the 2012 JOBS Act, but the rules didn't get fully defined and launched publicly till around 2016.

It has been a really great way for founders and small business owners to raise money and engage directly with investors.

And it has given retail investors options beyond the public market, so it makes sense that there might be some confusion with Sweater.

Basically, equity crowdfunding allows anyone to invest directly into individual companies in exchange for equity shares. The process involves going to one of the many equity crowdfunding platforms, researching those companies, and making individual investments directly into the companies listed there. Usually, these aren't venture-backable deals with large potential upside. Sweater is fundamentally different. For starters, we're a venture capital fund, which means that we pool investments from thousands of investors just like you and deploy that capital as equity investments into early-stage startups that we've identified as having high growth potential. And because of the risks involved with investing into startups, a strong venture investing strategy requires a large portfolio to help balance those risks.

So as a fund, we invest into hundreds of companies, which results in a large, diversified portfolio of private investments. It's difficult to reach that level of diversification in equity crowdfunding because it requires you to do your own research.
You can think of Sweater kind of like an index fund, but for private companies.

When you make an investment into Sweater, you're actually purchasing shares in the fund, which represent the entire portfolio of companies the fund has invested in.
With equity crowdfunding, you would need to research and make hundreds of investments on your own to reach a similar diversification that you get with Sweater. That would be A LOT of research to do on your own.

So when we say that Sweater is fully-managed, it means our investment team handles everything for you, from finding investment opportunities and conducting due diligence and research, to negotiating the deal and taking care of the investment as it matures.
Equity crowdfunding may have opened the door to the private market for unaccredited investors, but it has many limitations.

That's why we founded Sweater, so everyone can get real access to venture capital grade opportunities and more people can take part in shaping the future through venture capital.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Venture 101 - What Do We Look For in Companies Before We Invest?

We're only as good as the investments we make. End of story. It is our duty to our members to find and invest into transformative companies with tenacious founders. To determine this, we look at very specific criteria when we make investments.

Let's examine the founders first. Without amazing founders, it doesn't matter how good the idea is. Founders must have the skills to go the distance with their companies. Can they articulate their vision? Can they execute? Have they become experts in the problem they are solving? Can they persuade world class talent to join them? Do they have the mental fortitude to overcome countless obstacles? Ultimately, can these founders pull it off? We have to have an uncompromising belief that they can.

Once you know you have qualified founders, the opportunity they present comes next. Each opportunity must have venture-backable scale—which basically means, it needs to have the DNA to get really big. We examine macro trends to understand where the world is heading, not just what it is today. We must have conviction that the market opportunity is big enough.

But let's be honest, no one cares how big the market can be if the problem the founders are solving isn't compelling. The problem must be clearly articulated and have evidence to back how widespread the problem is and how deeply the pain affects those involved.

If the problem is compelling, how are the founders actually solving that problem? There are a lot of wrong ways to solve a good problem. What evidence do the founders have that their solution will work? How did they discover or create this solution?

Even if the idea is amazing, ideas are a dime a dozen. Let's talk about execution. Can these founders actually get this solution into the hands of their future customers? Do the economics of business model create a sustainable business? How are they creating moats that protect them from future competition? And how are they setting themselves up to one day be acquired or IPO?

If everything checks out, we still have to make sure the economics of the opportunity for the fund make sense. This ranges from the price of the round, to oversight provisions, to timing of the close, to how it fits in with the rest of the portfolio.

There is no perfect formula. Every opportunity is unique and requires a hands-on approach to determine if it's the right fit for Sweater and its members, and we are relentless in our pursuit of finding the startups and founders that will shape our future.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting

the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Venture 101 - What is Our Investment Process?

Sweater's strength is a reflection of the investments we make, and those investments are a reflection of our process.

We start with deal flow. As more investors join Sweater, we need to ensure a steady flow of investment opportunities, so we can put Members' capital to work as soon as it comes in the door.

To establish a steady deal flow, we source opportunities from a vast network of Sweater deal scouts, co-investing partners, and other established venture partnerships.

When a deal comes in from a scout or other inbound source, we begin evaluating that opportunity on a wide set of criteria:

- What is the strength of the founding team?
- How sizable is the market opportunity?
- How unique is the product or solution to the problem?
- Does the business model have scalability?
- What does the detailed roadmap and go-to-market strategy look like?
- Do the deal dynamics make sense for the fund and Sweater's Members?

We answer these questions through an extensive diligence process. This starts with examining pitch deck materials, and the highest potential companies engage directly with our team.

After a deal passes through these initial screening steps, we discuss the opportunity as a team to determine if it moves into the next phase of diligence—looking under the hood.

We then ask the founders for access to their data room so we can further review their financial models, product roadmap, and tech stack. This establishes a deeper understanding of whether or not the company can achieve its vision.

If a company is a leading opportunity, we'll ask the founders to pitch to the Sweater Investment Committee and our deal team will share their insights and recommendations with them. Our deal team and investment committee will vote together on whether or not to move forward with the deal, and then comes the fun part. We'll agree on a term sheet, finalize the deal, and deploy capital from the Cashmere Fund.

There's no perfect formula for a startup to succeed, so every deal requires a hands-on approach to analyze its potential.

We believe that every founder deserves the opportunity to build their vision, so we make sure to consider every deal with great care. And as stewards of our Members and the founders we

invest in, we have the responsibility to make exceptional decisions, so that together we can shape the future we want to live in.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Venture 101 - What is the Cashmere Fund?

The Sweater Cashmere Fund invests in high-growth startups that we believe will shape the world. These are investments ranging from early-stage pre-seed through series B companies all the way through pre-IPO secondaries. We're even reserving some funds for emerging fund managers that specialize in specific industries.

Every startup in the Cashmere Fund is "consumer-focused," because we want them to change the way we live. Think, consumer products, marketplace technologies, and software that you use at work.

We believe venture capital investing shapes the future, and the right to shape the future belongs to everyone.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Venture 101 - What is the Sweater Investing Strategy?

Sweater's investment strategy is built around large portfolio theory, kind of like an index fund, but for private companies.

For example, a traditional VC fund typically invests in 20-30 startups, but Sweater will invest into hundreds of venture-qualified companies, and even thousands over time. A large portfolio mitigates macroeconomic risks, like downturns or global conflict. It doesn't eliminate all risk, but it will help levelize risk-return profiles.

Casting a wider net increases the likelihood that we will back a considerable number of transformational companies as well.

The more people invested in Sweater, the wider we can cast that net and the greater impact we can achieve together.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

We Are Sweater

Something I'm most excited about in build Sweater is the ability to help founders build their dreams.

Sweater is something that's just taken over my mind as far as what it can do for the rest of the world.

Being able to open up the venture asset class for everyday investors is just so important.

I'm very passionate about bringing more equity into the entire VC ecosystem. This is historically an asset class that has only been reserved to a small amount of the population.

But Sweater is the first one to bring really anyone to invest in venture.

We're doing something that nobody's done before.

We're building a community of people that have once been shut out.

Opening up an asset class to people like you and me to invest in venture capital.

And the more people that we get involved in investing in venture capital, the more likely that those companies that are building the future are going to be building for all the people.

And truly that's what brought me here, and the common sentiment you'll hear from pretty much every employee.

We're disrupting an industry and bringing it to more people that didn't have access before.

And part of democratizing access to venture capital is designing an experience and a product that's accessible for everyone.

We've been working hard to create an app experience that showcases the professionalism of the team behind Sweater.

And I'm even more excited about Sweater because I know what we can and will build for the future.

And it'll be the first time we get to build a community and connect investors and founders and our members together.

Working with founders, understanding the best investments, and how we can get the best returns for our members.

There's so many cool stories and cool opportunities within this space.

And we see that as a great opportunity to support early stage founders, building the overall virality of what they're doing.

We're bringing everyone together to help make that reality actually come true for that founder.

And at Sweater, that is just the backbone of everything that we do.

We all get to participate together in the process of shaping the future. And I think, for me, that's probably the most exciting thing that I get to work on every day.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

What is Disruptors?

Welcome to a section of the Sweater app that we call Disruptors.

In this section of the app, we welcome you to experience content from the front lines of venture capital, inside Sweater and the companies we're invested in, together.

However, not every company or founder you see here is supported by the Cashmere Fund because we believe in sharing as many stories as possible and bringing everyone into the conversation.

While the content featured on Disruptors continues to evolve as Sweater grows, you can expect to find:

- Conversations with founders and Sweater team members
- Deep dives on venture-related topics with special guests and subject matter experts
- Documentary-style videos exploring the companies shaped in part by your investment,
- And much more as we grow.

Whether you're new to venture capital, or a founder with a world-changing idea, there's something here to help you on your journey.

So check back often, join the conversation, and together we'll build a better world of venture.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

What is Venture 101?

Welcome to Venture 101! As we open the venture capital asset class to everyone, we believe it's important to provide educational resources on venture investing and the entire venture landscape.

Together, we're building a new type of venture community, so it's important that we share our tools and resources to get the full potential out of it.

In this section of the app, you'll find educational videos and resources covering frequently asked questions, investing strategies, and everything else in and around the world of venture. You'll also find posts and videos that specifically show how Sweater manages your VC investment and provides the best stewardship for your money.

We're opening up a new type of investing for everyone, and we believe that with that new opportunity, we are responsible for providing the best resources and information we can, so you can make confident, measured investments.

DISCLOSURE ON END CARD

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Casino UGC SHORT Transcript - June 28th

I was reviewing some stats this morning and saw that Americans lose over $100 billion a year in casinos, sports, gambling and other areas of betting. It's really kind of insane to think that the government allows us to do anything that we want when it comes to betting and casinos and we can lose all of our money flying to Vegas for a weekend and lose 20 grand. But we're not allowed to actually invest in startups or put money into hedge funds or invest in commercial real estate at scale. So for us, all we really want at Sweater is to provide equal opportunity for all of us to be able to invest our money where we want it, whether it's in betting and gambling casinos, or we put it into a startup that we have high conviction in.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Casino UGC Transcript - June 22nd

Hey Hey, Jesse coming to you from beautiful Las Vegas right now. I was reviewing some stats this morning and saw that Americans lose over $100 billion a year in casinos, sports, gambling and other areas of betting. It's really kind of insane to think that the government allows us to do anything that we want when it comes to betting and casinos and we can lose all of our money flying to Vegas for a weekend, lose 20 grand, but we're not allowed to actually invest in startups or put money into hedge funds or invest in commercial real estate at scale. So for us all we really want it's Sweater is to provide equal opportunity for all of us to be able to invest our money where we want it, whether it's in betting and gambling, and casinos, or we put it into a startup that we have high conviction in.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Launch Day Video Transcript - June 16 2022

"Hey, today's launch day. It's been four years in the making. Can't wait to actually get this in your hands for anyone and everyone to be able to download and invest in the venture capital asset class. Our whole objective is to just provide everyone the same chance to invest the same as the wealthy. We announced some of our first investments earlier this week. You can get a feel for the types of companies we're investing in, and now it's all up to you to decide if sweater is something that you want to put in your personal portfolio. Welcome to the family."

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Short Sleeve: Alternative Investing Classes Transcript - June 10th, 2022

Do you own any stocks? You might want to hear this. Last year, the S&P 500 was trading at more than 21 times the forecasted earnings of the companies in its index, meaning you could be overpaying. So what can you do? Right now, you can download apps that allow you, the everyday investor, to access asset classes that used to be reserved for the super wealthy. The modern portfolio now includes commercial real estate, art, hedge funds, wine and even farmland. These alternative assets are a great way to diversify and help mitigate the risk of only investing in public markets. And now the most exclusive alt, venture capital, is open to you. With the Sweater app, you can now add private equity and early stage startups to your portfolio by investing in a fully managed venture capital fund. Join our community and learn more.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

Wall Street Confessions IG Post 2 Transcript - June 29th

This is Ri with Wall Street confessions. I am at Sweaters cozy event a lot of founders were pitching earlier. Yeah it's going can be really dope. Jesse looks like one of my college professors who people stay after class for him like actively talk to. So I'm trying to talk to Jesse, the CEO of Sweater. There's a lock on the door and the leading VC guy is in there. Visual representation of what it's like to get into VC as a woman. Please step into my office. All right. Are we. Are we rolling? I was told to ask how you found out about Sweater. Obviously can't do that because kind of started the whole thing. So what inspired you to like start Sweater. In a in a past life when I came out of grad school, I worked for an accelerator that raised a VC fund and they ultimately kind of like tied their shoelaces together and sort of like tripped all over themselves when they hit the market. I watched that happen after I left and I was like, I could do a better job than that. And then I immediately found out that I wouldn't be allowed to invest in my own venture fund. And I was like, Wait a minute, I'm the guy running the fund. How can I not invest in my own fund? And I, you know, I knew about the accreditation laws, but I'd never been the one locked out of something meaningful before. The justification for it was from way back in the 1930s, and it basically says, if you're not wealthy, then you're probably not smart enough to understand this really complicated stuff and we need to protect you. To me, it just came off as so condescending. That's what lit the fire under me. So what I'm hearing is you didn't want to take a Series 65. Okay. Thank you, Jesse. You should all get into VC investing. Heck, yeah. Thanks.

Wall Street Confessions IG Reel Short Transcript - June 27th

I feel like I'm doing 72 questions with Vogue, but my name is Ri. I started Wall Street Confessions and I am walking up to random people and asking them questions about Sweater. And yeah, we're just going to talk to some people. Hi, my name is Ri. I'm going to kneel. That's probably better. Yeah, actually, I'm proposing that you invest in Sweater. If you have to choose between investing in Adam Neumann or Peter Thiel who would it be and why? I would rather keep my money and buy ice cream with it. Okay. That would be a lot of ice cream. I really like ice cream. Do you have a solution for world peace right now? Yeah. Everybody should just talk and sit down. Sometimes it just works if everyone can communicate well. Okay. Why is Paris Hilton better than Kris Jenner As far as business goes? Does anybody really care, though? I write think pieces on the keeping up with the Kardashian subreddit. I do. So I care. That's what I'm talking about.

TikTok 1 with Wall Street Confessions Transcript - June 27th, 2022

I feel like I'm doing 72 questions with Vogue, but my name is Ri. I started Wall Street Confessions and I am walking up to random people and asking them questions about Sweater. Speaking of Sweater, we're out there cozy event. And yeah, we're just going to talk to some people. Hi, my name is Ri. I'm going to kneel. Sounds probably better. Yeah, actually, I'm proposing that you invest in sweater. So how did you find out about sweater? I was, like, looking up, like, venture capital and all that stuff, and, like, oh, and I was like, okay, like, for regular people like me. Like, like I would like to be able to invest. Well, thank you so much. Sorry I just accosted you. This is a microphone. Oh, I'm really bad at holding it. Ben's been giving me direction the whole time. I'm no idea what I'm doing. If I was just, like, doing this to people without a mic, I would be concerned. So how did you find out about sweater? So I had a friend who I think is either an investor who's heard of you guys. They forwarded it to me and said, Hannah, you should probably practice pitching. Okay, very cool. If you had to choose between investing in Adam Newman or Peter Thiel, who would it be and why? I would rather keep my money and buy ice cream with it. Okay, that would be a lot of ice cream. I really like ice cream. Is there any advice you have to like up and coming founders? Yeah, you're going to hit the wall a lot of times, but sometimes you're going to find the gap and you'll be able to run it down for a touchdown.

Do you have a solution for world peace right now? Yeah. Everybody should just talk and sit down. Sometimes it just it just works. If you if everyone can communicate well. Okay. Why is Paris Hilton better than Kris Jenner as far as business goes? Because she's in a lot of different verticals and she's done all of them successfully. That's fair. But Kris Jenner made like five girls famous off of Kim doing stuff. Does anybody really care, though? I write think pieces on the keeping up with the Kardashian subreddit. I do so I care. That's what I'm talking about. If Paris Hilton started an investment bank tomorrow, would you short it? Phil, what do you do? I work in Investment Banking. Oh, my God. You guys just did the thing with Brody Jenner. Sure. How did that happen? I don't know what you're saying. So Paris follows me on Twitter. I'm going to send her this. Do you have anything you want to say to Paris Hilton? Uh just keep doing you. There you have it. sweater that was with Feat. A company that we are investing in. Can someone on the

team get me Brody Jenner's number? Ben, can we do that? It's a no. I'm going to ask Jesse. Okay. All right. Well, thanks for being a good sport. Thank you.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.